Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Accounting Model for Financial Assets and Financial Liabilities
Table 1.1 summarizes financial assets and liabilities by form and measurement accounting model.
Table 1.1: Accounting Model for Financial Assets and Financial Liabilities

Balance sheet caption	Measurement model(s)	Financial statement Note reference
Cash and due from banks	Amortized cost	Note 3: Cash, Loan and Dividend Restrictions
Interest-earning deposits with banks	Amortized cost	Note 3: Cash, Loan and Dividend Restrictions
Federal funds sold and securities purchased under resale agreements	Amortized cost	N/A
Debt securities:
Trading	FV-NI (1)	Note 4: Trading Activities Note 19: Fair Values of Assets and Liabilities
Available-for-sale	FV-OCI (2)	Note 5: Available-for-Sale and Held-to-Maturity Debt Securities Note 19: Fair Values of Assets and Liabilities
Held-to-maturity	Amortized cost	Note 5: Available-for-Sale and Held-to-Maturity Debt Securities
Mortgage loans held for sale	FV-NI (1) LOCOM (3)	Note 19: Fair Values of Assets and Liabilities
Loans held for sale	FV-NI (1) LOCOM (3)	Note 19: Fair Values of Assets and Liabilities
Loans	Amortized cost FV-NI (1)	Note 6: Loans and Allowance for Credit Losses Note 19: Fair Values of Assets and Liabilities
Derivative assets and liabilities	FV-NI (1) FV-OCI (2)	Note 4: Trading Activities Note 18: Derivatives Note 19: Fair Values of Assets and Liabilities
Equity securities:
Marketable	FV-NI (1)	Note 4: Trading Activities Note 8: Equity Securities Note 19: Fair Values of Assets and Liabilities
Nonmarketable	FV-NI (1) Cost method Equity method MA (4)	Note 4: Trading Activities Note 8: Equity Securities Note 19: Fair Values of Assets and Liabilities
Other assets	Amortized cost (5)	Note 9: Premises, Equipment, and Other Assets
Deposits	Amortized cost	Note 13: Deposits
Short-term borrowings	Amortized cost	Note 14: Short-Term Borrowings
Accrued expenses and other liabilities	Amortized cost (6)	Note 4: Trading Activities Note 7: Leasing Activity Note 19: Fair Values of Assets and Liabilities
Long-term debt	Amortized cost	Note 15: Long-Term Debt

(1)	FV-NI represents the fair value through net income accounting model.

(2)	FV-OCI represents the fair value through other comprehensive income accounting model.

(3)	LOCOM represents the lower of cost or fair value accounting model.

(4)	MA represents the measurement alternative accounting model.

(5)	Other assets are generally measured at amortized cost, except for bank-owned life insurance which is measured at cash surrender value.
(6)
Accrued expenses and other liabilities are generally measured at amortized cost, except for trading short-sale liabilities which are measured at FV-NI.

Supplemental Cash Flow Information
Supplemental Cash Flow Information
Significant noncash activities are presented in Table 1.2.

Table 1.2: Supplemental Cash Flow Information

	Year ended December 31,
(in millions)	2019	2018	2017
Trading debt securities retained from securitization of MLHFS	$40,650	37,265	52,435
Transfers from loans to MLHFS	6,330	5,366	5,500
Transfers from available-for-sale debt securities to held-to-maturity debt securities	13,833	16,479	50,405
Operating lease ROU assets acquired with operating lease liabilities (1)	5,804	—	—

(1)	The year ended December 31, 2019, balance includes $4.9 billion from adoption of ASU 2016-02 – Leases (Topic 842) and $904 million attributable to new leases and changes from modified leases.